Stockholders' Equity (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning	160,000	160,000	160,000
Exercisable beginning	80,000	40,000
Granted	515,000
Exercised
Forfeited/Cancelled
Outstanding ending	675,000	160,000	160,000
Exercisable ending	80,000	80,000	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding beginning	$ 1.50	$ 1.50	$ 1.50
Exercisable beginning	1.50	1.50
Granted	7.12
Exercised
Forfeited/Cancelled
Outstanding ending	5.79	1.50	1.50
Exercisable ending	$ 1.50	$ 1.50	$ 1.50